Quarterly Holdings Report
for
Fidelity® Emerging Markets Discovery Fund
July 31, 2023
EMD-NPRT3-0923
1.931230.111
Common Stocks - 95.5%
	Shares	Value ($)
Brazil - 13.9%
Afya Ltd. (a)	710,759	11,180,239
Atacadao SA	4,013,284	11,644,146
Caixa Seguridade Participacoes	3,958,880	9,033,321
Enauta Participacoes SA	3,048,548	8,993,337
Equatorial Energia SA	1,487,116	10,547,792
Hypera SA	1,125,969	10,300,697
Localiza Rent a Car SA	739,203	10,507,899
LOG Commercial Properties e Participacoes SA	1,884,066	8,526,357
Lojas Renner SA	2,440,896	9,678,414
Orizon Valorizacao de Residuos SA (a)	1,233,470	10,034,701
Rumo SA	2,101,876	10,329,918
XP, Inc. Class A (a)(b)	492,732	13,308,691
TOTAL BRAZIL		124,085,512
Chile - 0.8%
Banco de Chile sponsored ADR	313,659	7,010,279
China - 19.0%
China Communications Services Corp. Ltd. (H Shares)	18,685,084	8,864,687
China Resources Beer Holdings Co. Ltd.	1,196,783	7,665,095
Far East Horizon Ltd.	12,673,874	9,506,746
Flat Glass Group Co. Ltd.	3,025,800	8,981,686
Fu Shou Yuan International Group Ltd.	10,416,256	8,040,347
Guangdong Investment Ltd.	8,006,350	6,919,283
Haier Smart Home Co. Ltd. (A Shares)	2,457,521	8,498,176
Haitian International Holdings Ltd.	3,094,997	7,706,836
Hansoh Pharmaceutical Group Co. Ltd. (c)	3,898,598	6,298,624
Innovent Biologics, Inc. (a)(c)	1,828,367	8,111,592
Li Ning Co. Ltd.	1,440,960	8,683,932
New Horizon Health Ltd. (a)(b)(c)	2,580,193	8,767,277
Pharmaron Beijing Co. Ltd. (H Shares) (c)	2,788,192	7,239,596
Shenzhen Expressway Co. Ltd. (H Shares)	8,064,835	6,959,487
Sinopec Engineering Group Co. Ltd. (H Shares)	17,087,612	7,690,510
Sinopharm Group Co. Ltd. (H Shares)	1,718,643	5,388,045
Sinotruk Hong Kong Ltd.	5,245,335	10,976,403
Tongdao Liepin Group (a)	6,233,747	7,537,503
TravelSky Technology Ltd. (H Shares)	4,455,889	8,513,091
Tsingtao Brewery Co. Ltd. (H Shares)	871,835	7,814,085
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	4,678,293	4,349,027
Zai Lab Ltd. (a)	1,912,680	5,848,970
TOTAL CHINA		170,360,998
Georgia - 1.0%
Bank of Georgia Group PLC	214,076	8,942,606
Hong Kong - 1.8%
ASMPT Ltd.	1,018,223	9,902,963
WH Group Ltd. (c)	11,425,393	6,235,866
TOTAL HONG KONG		16,138,829
Hungary - 1.0%
Richter Gedeon PLC	367,685	9,275,065
India - 14.1%
Bharat Electronics Ltd.	6,250,893	9,934,238
Computer Age Management Services Private Ltd.	298,350	8,550,535
Cyient Ltd.	491,542	8,768,442
Deccan Cements Ltd.	699,739	4,057,278
Eicher Motors Ltd.	219,493	8,982,292
Embassy Office Parks (REIT)	1,677,377	6,363,182
Hindustan Aeronautics Ltd.	215,165	10,364,496
Indraprastha Gas Ltd.	1,104,573	6,219,939
ITC Ltd.	1,513,955	8,573,065
Mahanagar Gas Ltd.	540,700	7,352,442
Manappuram General Finance & Leasing Ltd.	882,173	1,492,100
Oberoi Realty Ltd.	601,791	8,192,304
Petronet LNG Ltd.	2,422,971	6,880,896
Power Grid Corp. of India Ltd.	2,626,616	8,497,218
Shriram Transport Finance Co. Ltd.	540,307	12,437,770
Solar Industries India Ltd.	43,331	2,002,452
Torrent Pharmaceuticals Ltd.	301,108	7,333,100
TOTAL INDIA		126,001,749
Indonesia - 0.9%
First Resources Ltd.	7,164,981	8,136,207
Korea (South) - 7.4%
Coway Co. Ltd.	225,229	7,227,240
Db Insurance Co. Ltd.	179,965	10,634,065
Fila Holdings Corp.	207,955	6,461,364
Hanon Systems	1,072,602	7,160,642
Hansol Chemical Co. Ltd.	50,498	7,746,304
Hyundai Fire & Marine Insurance Co. Ltd.	344,049	7,714,526
LG Corp.	112,131	7,327,848
SFA Engineering Corp.	43,000	1,238,456
Soulbrain Co. Ltd.	50,977	10,871,891
TOTAL KOREA (SOUTH)		66,382,336
Malaysia - 0.0%
Scientex Bhd warrants 1/14/26 (a)	130,640	14,487
Mexico - 8.8%
Becle S.A.B. de CV	3,703,941	9,695,057
FIBRA Macquarie Mexican (REIT) (c)	3,727,733	7,232,848
Fibra Uno Administracion SA de CV	4,376,486	6,575,837
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	464,643	8,853,052
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	34,059	9,638,356
Grupo Aeroportuario Norte S.A.B. de CV	659,886	7,440,220
Grupo Comercial Chedraui S.A.B. de CV	1,960,073	11,478,337
Qualitas Controladora S.A.B. de CV	1,342,731	9,881,442
Regional S.A.B. de CV	1,085,392	8,455,622
TOTAL MEXICO		79,250,771
Peru - 0.7%
Credicorp Ltd. (United States)	39,228	6,160,757
Philippines - 1.1%
Robinsons Land Corp.	35,822,879	9,784,108
Poland - 1.2%
Dino Polska SA (a)(c)	92,940	10,355,154
Romania - 0.8%
Societatea de Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	281,000	7,025,939
Russia - 0.1%
Etalon Group PLC GDR (Reg. S) (a)(d)	167,549	13,330
LSR Group OJSC (d)	67,346	68,704
TCS Group Holding PLC GDR (a)(d)	59,253	76,519
X5 Retail Group NV GDR (Reg. S) (a)(d)	101,790	882,479
TOTAL RUSSIA		1,041,032
Saudi Arabia - 2.6%
Bupa Arabia for Cooperative Insurance Co.	194,157	8,932,588
Saudi Airlines Catering Co.	439,860	14,538,495
TOTAL SAUDI ARABIA		23,471,083
South Africa - 3.6%
Bidvest Group Ltd./The	536,677	8,327,553
FirstRand Ltd.	1,831,746	7,455,528
Impala Platinum Holdings Ltd.	1,213,330	8,763,969
Mr Price Group Ltd.	891,128	7,845,564
TOTAL SOUTH AFRICA		32,392,614
Taiwan - 11.4%
BizLink Holding, Inc.	962,308	9,245,321
Chailease Holding Co. Ltd.	1,382,904	9,135,617
Cleanaway Co. Ltd.	1,030,875	6,302,593
E Ink Holdings, Inc.	178,000	1,271,994
International Games Systems Co. Ltd.	543,195	10,575,447
Makalot Industrial Co. Ltd.	1,103,727	10,919,487
Nanya Technology Corp.	4,439,250	10,193,666
Poya International Co. Ltd.	434,721	7,069,083
Realtek Semiconductor Corp.	909,422	12,434,294
Unimicron Technology Corp.	2,297,444	13,462,441
Yageo Corp.	756,504	11,040,259
TOTAL TAIWAN		101,650,202
Turkey - 0.9%
Mavi Jeans Class B (c)	2,455,796	7,952,722
United Arab Emirates - 2.3%
Aldar Properties PJSC	7,664,211	10,788,198
Emirates NBD Bank PJSC (a)	2,204,269	10,202,448
TOTAL UNITED ARAB EMIRATES		20,990,646
United States of America - 2.0%
Parade Technologies Ltd.	341,755	9,985,854
Tenaris SA sponsored ADR	228,680	7,658,493
TOTAL UNITED STATES OF AMERICA		17,644,347
Vietnam - 0.1%
FPT Corp.	225,647	815,425
TOTAL COMMON STOCKS (Cost $757,324,759)		854,882,868

Money Market Funds - 6.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e)	43,898,039	43,906,818
Fidelity Securities Lending Cash Central Fund 5.32% (e)(f)	14,051,450	14,052,855
TOTAL MONEY MARKET FUNDS (Cost $57,959,673)		57,959,673

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $815,284,432)	912,842,541
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(17,658,769)
NET ASSETS - 100.0%	895,183,772

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,542,706 or 7.4% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	16,540,486	309,524,228	282,157,896	1,033,817	-	-	43,906,818	0.1%
Fidelity Securities Lending Cash Central Fund 5.32%	1,598,400	90,809,513	78,355,058	73,350	-	-	14,052,855	0.0%
Total	18,138,886	400,333,741	360,512,954	1,107,167	-	-	57,959,673

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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